Property, Plant and Equipment - Somos - Anglo (Predecessor) (Tables)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Property, Plant and Equipment
Schedule of property, plant and equipment
		December 31, 2020			December 31, 2019
	Weighted average depreciation rate	Cost	Accumulated depreciation	Net Book value	Cost	Accumulated depreciation	Net Book value

IT equipment	10% - 33%	27,036	(25,557)	1,479	26,244	(23,758)	2,486
Furniture, equipment and fittings	10% - 33%	36,314	(26,406)	9,908	36,268	(23,902)	12,366
Property, buildings and improvements	5%-20%	51,407	(31,429)	19,978	46,420	(26,738)	19,682
In progress	-	315	-	315	4,538	-	4,538
Right of use assets	12%	241,906	(82,033)	159,873	209,229	(63,793)	145,436
Land	10%	453	-	453	453	-	453
Total		357,431	(165,425)	192,006	323,152	(138,191)	184,961

Schedule of changes in property, plant and equipment
	IT equipment	Furniture, equipment and fittings	Property, buildings and improvements	In progress	Right of use assets (i)	Land	Total
As of December 31, 2019	2,486	12,366	19,682	4,538	145,436	453	184,961
Additions	758	22	828	34	35,925	-	37,567
Additions by business combination	59	152	-	-	-	-	211
Disposals	(25)	(128)	(98)	-	(3,248)	-	(3,499)
Depreciation	(1,799)	(2,504)	(4,691)	-	(18,240)	-	(27,234)
Transfers	-	-	4,257	(4,257)	-	-	-
As of December 31, 2020	1,479	9,908	19,978	315	159,873	453	192,006

(i) Refers substantially to IFRS 16, of which R$ 20,358 refer to lease contracts previously signed and renewed based on contractual terms and new lease agreements of R$ 15,567 which the Company considers it part of its digital learning solutions in the computer tablets. See the corresponding lease liability in Note 16.

	IT equipment	Furniture, equipment and fittings	Property, buildings and improvements	In progress	Right of use assets	Land	Total
As of December 31, 2018	3,213	15,010	20,177	-	-	19,906	58,306
Opening balance - IFRS 16	-	-	-	-	154,681	-	154,681
As of January 01, 2019	3,213	15,010	20,177	-	154,681	19,906	212,987
Additions	1,339	2,958	3,973	4,538	31,177	-	43,985
Disposals	-	(3,827)	-	-	(40,316)	-	(44,143)
Depreciation	(2,066)	(1,775)	(4,468)	-	(19,559)	-	(27,868)
Transfers (i)	-	-	-	-	19,453	(19,453)	-
As of December 31, 2019	2,486	12,366	19,682	4,538	145,436	453	184,961

Somos - Anglo (Predecessor)
Property, Plant and Equipment
Schedule of property, plant and equipment
Amortization weighted average rate	Depreciation weighted average rate	At December 31, 2017			As of January 1, 2017
		Cost	Accumulated depreciation	Net Book value	Cost	Accumulated depreciation	Net Book value
IT equipment	10%-33%	22,626	(19,920)	2,706	21,176	(18,154)	3,022
Furniture, equipment and fittings	10%-33%	32,644	(24,015)	8,629	33,058	(22,336)	10,722
Property, buildings and leasehold improvements	5%-20%	39,215	(24,438)	14,777	35,669	(21,587)	14,082
In progress (i)	—	12,349	—	12,349	12,103	—	12,103
Land (for finance leasings)	10%	18,799	—	18,799	18,799	—	18,799
Total		125,633	(68,373)	57,260	120,805	(62,077)	58,728

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(i)	Substantially refers to building remodeling and improvements in the building for the preparatory course for university admission exams. Changes in property, plant and equipment are as follows:

Schedule of changes in property, plant and equipment
	IT equipment	Furniture, equipment and fittings	Property, buildings and leasehold improvements	In progress	Land (ii)	Total
At January 01, 2017	3,022	10,722	14,082	12,103	18,799	58,728
Additions Livro Fácil (i)	14	317	183	—	—	514
Additions	1,180	1,028	858	5,460	—	8,526
Disposals	(412)	(1,759)	(2,041)	—	—	(4,212)
Depreciation	(1,766)	(1,679)	(2,851)	—	—	(6,296)
Transfers	668	—	4,546	(5,214)	—	—
At December 31, 2017	2,706	8,629	14,777	12,349	18,799	57,260
Additions	487	21	3,975	3,752	20,855	29,090
Disposals	(1,064)	(530)	(3,870)	—	(18,346)	(23,810)
Depreciation	(1,264)	(1,042)	(3,382)	—	—	(5,688)
Transfers	1,262	—	5,079	(6,341)	—	—
At October 10, 2018	2,127	7,078	16,579	9,760	21,308	56,852

_______________

(i)	Refers to the balances of Livro Fácil, as per Note 26.

(ii)

Additions and disposals held in the period from January 1 to October 10, 2018 mostly refer to a sale and leaseback agreement of a property located in the city of São Paulo as further described in note 14.